Accrued Expenses and Other Liabilities	9 Months Ended
Sep. 30, 2025
Accrued Expenses and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
8.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,	As of September 30,
	2024	2025
Contingent liabilities of GEM dispute (i)	$-	$2,811
Project deposits	3,904	1,831
Payroll payable	717	769
Value added taxes and other taxes payable	370	708
Subscription amount received for unvested restricted shares	288	-
Other accrued expenses	513	1,490
Total accrued expenses and other liabilities	$5,792	$7,609

(i)	In an arbitration proceeding held in New York involving GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, “GEM”), which sought monetary damages against Auto Services Group Limited (“ASGL”) concerning an alleged breach of contractual obligations, the arbitration tribunal issued an award at the end of April 2025 (the “Award”). The Award requires ASGL to pay GEM $2.8 million plus simple interest at 9% per annum. GEM filed an application to convert the Award to a money judgment on May 9, 2025, which is currently pending enforcement. As of September 30, 2025 and the issuance date of the consolidated financial statements, this amount remains outstanding.